EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Schedule of Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exchangeable Shares
Opening balance (in shares)	72,954,446
Repurchased and canceled (in shares)	(3,876,525)
Shares exchanged to LP Units (in shares)	(190)	(4)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	69,077,731	72,954,446
Class B Shares
Opening balance (in shares)	1
Repurchased and canceled (in shares)	0	0
Shares exchanged to LP Units (in shares)	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1	1
Exchangeable and class B shares
Opening balance	$ 1,709
Repurchased and canceled	(108)
Shares exchanged to LP Units	0
Remeasurement (gains) losses	831
Ending balance	$ 2,432	$ 1,709